Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
March 31, 2023
VTELP-NPRT1-0523
1.856921.115
Common Stocks - 98.4%
	Shares	Value ($)
Broadline Retail - 2.4%
Broadline Retail - 2.4%
Amazon.com, Inc. (a)	25,200	2,602,908
Diversified Telecommunication Services - 3.5%
Alternative Carriers - 3.5%
EchoStar Holding Corp. Class A (a)(b)	17,000	310,930
Iridium Communications, Inc.	3,700	229,141
Liberty Global PLC Class C (a)	90,200	1,838,276
Liberty Latin America Ltd. Class C (a)	170,490	1,408,247
		3,786,594
Integrated Telecommunication Services - 0.0%
AT&T, Inc.	300	5,775
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,792,369
Entertainment - 29.3%
Interactive Home Entertainment - 7.4%
Activision Blizzard, Inc.	60,700	5,195,313
Roblox Corp. (a)	7,700	346,346
Skillz, Inc. (a)	1,900	1,127
Take-Two Interactive Software, Inc. (a)	20,200	2,409,860
		7,952,646
Movies & Entertainment - 21.9%
Cinemark Holdings, Inc. (a)(b)	79,600	1,177,284
Endeavor Group Holdings, Inc. (a)	40,400	966,772
Liberty Media Corp. Liberty Formula One Class A (a)	29,600	1,998,000
Lions Gate Entertainment Corp.:
Class A (a)	4,500	49,815
Class B (a)	74,900	777,462
Marcus Corp. (b)	39,000	624,000
Netflix, Inc. (a)	27,510	9,504,155
The Walt Disney Co. (a)	40,223	4,027,529
Warner Bros Discovery, Inc.	56,595	854,585
Warner Music Group Corp. Class A	79,800	2,662,926
World Wrestling Entertainment, Inc. Class A (b)	11,100	1,012,986
		23,655,514
TOTAL ENTERTAINMENT		31,608,160
Interactive Media & Services - 42.1%
Interactive Media & Services - 42.1%
Alphabet, Inc. Class A (a)	192,000	19,916,160
Angi, Inc. (a)	273,399	620,616
Match Group, Inc. (a)	31,799	1,220,764
Meta Platforms, Inc. Class A (a)	101,700	21,554,297
Shutterstock, Inc.	2,700	196,020
Snap, Inc. Class A (a)	119,700	1,341,837
Vimeo, Inc. (a)	5,800	22,214
Zoominfo Technologies, Inc. (a)	22,700	560,917
		45,432,825
Internet & Direct Marketing Retail - 2.2%
Internet & Direct Marketing Retail - 2.2%
Uber Technologies, Inc. (a)	74,100	2,348,970
Media - 14.2%
Advertising - 0.5%
S4 Capital PLC (a)	247,400	496,243
TechTarget, Inc. (a)	1,900	68,628
		564,871
Broadcasting - 0.3%
Fox Corp. Class A	7,800	265,590
Cable & Satellite - 13.4%
Altice U.S.A., Inc. Class A (a)	181,700	621,414
Charter Communications, Inc. Class A (a)	12,000	4,291,320
Comcast Corp. Class A	115,500	4,378,605
DISH Network Corp. Class A (a)	5,654	52,752
Liberty Broadband Corp. Class A (a)	51,965	4,267,366
Liberty Media Corp. Liberty SiriusXM Series A (a)	30,800	865,172
		14,476,629
TOTAL MEDIA		15,307,090
Real Estate Management & Development - 0.3%
Real Estate Services - 0.3%
Zillow Group, Inc. Class A (a)	7,800	340,860
Software - 0.2%
Application Software - 0.2%
Viant Technology, Inc. (a)	35,400	153,990
Wireless Telecommunication Services - 4.2%
Wireless Telecommunication Services - 4.2%
T-Mobile U.S., Inc. (a)	31,421	4,551,018
TOTAL COMMON STOCKS (Cost $91,548,351)		106,138,190

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	1,585,061	1,585,378
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	2,972,108	2,972,405
TOTAL MONEY MARKET FUNDS (Cost $4,557,783)		4,557,783

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $96,106,134)	110,695,973
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(2,765,972)
NET ASSETS - 100.0%	107,930,001

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	603,067	17,754,822	16,772,511	15,236	-	-	1,585,378	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	2,323,180	4,141,300	3,492,075	616	-	-	2,972,405	0.0%
Total	2,926,247	21,896,122	20,264,586	15,852	-	-	4,557,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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